Income Taxes - Additional Information (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Modification to net interest deduction limitation resulted in a benefit					$ 16,800
Income tax payment	$ 6,500	$ 1,100	$ 10,400	$ 1,100	$ 9,500	$ 18,400	$ 3,500
Percentage of valuation allowance established					100.00%	100.00%
Increase in valuation allowance					$ 1,700	$ 1,400	$ 300
Net operating losses expire					2020 through 2025
Unrecognised tax benefits Liability excluding interest and penalties,decrease					$ 14
Effective tax rate	38.40%	14.40%	35.60%	26.30%	21.70%	24.20%	5.20%
Unrecognized tax benefits period increase			$ 3,600
Foreign Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Income tax payment					$ 0	$ 0	$ 0
CHINA
Income Tax Disclosure [Line Items]
Operating loss carryforward period					5 years
Foreign Tax Authority [Member]
Income Tax Disclosure [Line Items]
Accumulated net operating losses relating to foreign subsidiaries					$ 9,300	7,600
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Net operating losses expire					2021
Operating loss carryforward period					20 years
Net operating losses					$ 700
Operating losses expire year if not fully utilized					2037
Internal Revenue Service (IRS) [Member]
Income Tax Disclosure [Line Items]
Income tax refund received		$ 1,400	$ 16	$ 1,400	$ 10,400	$ 500	$ 1,800